                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:
                   or fiscal year ending:             12/31/00

Is this a transition report?: (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing of this form.

1.       A. Registrant Name:        METROPOLITAN LIFE SEPARATE ACCOUNT E
                                    ------------------------------------

         B. File Number:            811-4001

         C. Telephone Number:       (212) 578-4487
                                    C/O METROPOLITAN LIFE INSURANCE COMPANY

2.       A. Street:                 ONE MADISON AVENUE

         B. City:                   NEW YORK

         C. State:                  NY

         D. Zip Code:               10010   Zip Ext: 3690

         E. Foreign Country:        N/A

3.       Is this the first filing on this form by Registrant? (Y/N)        N

4.       Is this the last filing on this form by Registrant? (Y/N)         N

5. Is Registrant a small business investment company (SBIC)?(Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)?(Y/N)                 Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A. Is Registrant a series or multiple portfolio company?(Y/N)     ___
         [If answer is "N" (No), go to item 8.]

8.       How many separate series or portfolios did Registrant have
         at the end of the period?                                         ___


SCREEN NUMBER: 01                 PAGE NUMBER: 01                  SEC2100(5/90)

For period ending: 12/31/00
File number 811 4001
If filing more than one Page 47, "X" box: [ ]


UNIT INVESTMENT TRUSTS

111.
         A.       [/]      Depositor Name: METROPOLITAN LIFE INSURANCE COMPANY
                                           -----------------------------------

         B.       [/]      File Number (If any):

         C.       [/]      City: NEW YORK    State: NY      Zip Code: 10010
                                                            Zip Ext.: 3690
111.
         A.       [/]      Depositor Name:

         B.       [/]      File Number (If any):

         C.       [/]      City:             State:         Zip Code:
                                                            Zip Ext.:

112.
         A.       [/]      Sponsor Name: METROPOLITAN LIFE INSURANCE COMPANY
                                         -----------------------------------

         B.       [/]      File Number (If any):

         C.       [/]      City: NEW YORK    State: NY      Zip Code: 10010
                                                            Zip Ext.: 3690

112.
         A.       [/]      Sponsor Name:

         B.       [/]      File Number (If any):

         C.       [/]      City:             State:         Zip Code:
                                                            Zip Ext.:



SCREEN NUMBER: 55                 PAGE NUMBER: 47                  SEC2100(5/90)

For period ending: 12/31/00
File number 811 4001
If filing more than one Page 48, "X" box: [ ]


113.
         A.   [/]      Trustee Name:

         B.   [/]      City:        State:              Zip Code:
                                                        Zip Ext.:
         C.   [/]      Foreign Country:         Foreign Postal Code:

113.
         A.   [/]      Trustee Name:

         B.   [/]      City:        State:              Zip Code:
                                                        Zip Ext.:
         C.   [/]      Foreign Country:         Foreign Postal Code:


114.
         A.   [/]      Principal Underwriter Name: METROPOLITAN LIFE
                                                   -----------------
                                                   INSURANCE COMPANY
                                                   -----------------
         B.   [/]      File Number: 8-14901

         C.   [/]      City: NEW YORK    State: NY      Zip Code: 10010
                                                        Zip Ext.: 3690
         D.   [/]      Foreign Country:         Foreign Postal Code:

114.
         A.   [/]      Principal Underwriter Name:

         B.   [/]      File Number: 8-

         C.   [/]      City:             State:         Zip Code:
                                                        Zip Ext.:
         D.   [/]      Foreign Country:         Foreign Postal Code:


115.
         A.   [/]      Independent Public Accountant Name: DELOITTE & TOUCHE LLP
                                                           ---------------------

         B.   [/]      City: NEW YORK    State: NY      Zip Code: 10281
                                                        Zip Ext.:
         C.   [/]      Foreign Country:         Foreign Postal Code:

115.
         A.   [/]      Independent Public Accountant Name:

         B.   [/]      City:             State:         Zip Code:
                                                        Zip Ext.:
         C.   [/]      Foreign Country:         Foreign Postal Code:




SCREEN NUMBER: 56                 PAGE NUMBER: 48                  SEC2100(5/90)

For period ending 12/31/00
File number 811 4001
If filing more than one Page 49, "X" box: [ ]


116.     Family of investment companies information:
         A.   [/]  Is Registrant part of a family of
                   investment companies?  (Y/N)          N

         B.   [/]  Identify the family in 10 letters     __

              (NOTE:In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.
         A.   [/]  Is Registrant a separate account of an
                   insurance company?(Y/N)  Y
                   If answer is "Y"(Yes), are any of the following types
                   of contracts funded by the Registrant?:
         B.   [/]  Variable annuity contracts?(Y/N)                     Y
         C.   [/]  Scheduled premium variable life contracts?(Y/N)      N
         D.   [/]  Flexible premium variable life contracts?(Y/N)       N
         E.   [/]  Other types of insurance products registered
                   under the Securities Act of 1933?(Y/N)               N

118:     [/]  State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 1

119.     [/]  State the number of new series for which registration statements under the Securities Act of 1933 became
              effective during the period                                     0

120.     [/]  State the total value of the portfolio securities on the date of deposit for the new series included in
              item 119($000's omitted)                                        $

121.     [/]  State the number of series for which a current
              prospectus was in existence at the end of the period            1

122.     [/]  State the number of existing series for which
              additional units were registered under the
              Securities Act of 1933 during the current period                0



SCREEN NUMBER: 57                 PAGE NUMBER: 49                  SEC2100(5/90)

For period ending 12/31/00
File number 811 4001
If filing more than one Page 50, "X" box: [ ]


123.   [/]   State the total value of the additional units
             considered in answering item 122($000's omitted)            $

124.   [/]   State the total value of units of prior series that were
             placed in the portfolios of subsequent series during
             the current period (the value of these units is to be
             measured on the date they were placed in the
             subsequent series)($000's omitted)                          $

125.   [/]   State the total dollar amount of sales loads collected
             (before reallowances to other brokers or dealers) by
             Registrant's principal underwriter and any underwriter
             which is an affiliated person of the principal underwriter during the current period solely from the sale of units
             of all series of Registrant ($000's omitted)                $14,689

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in he portfolio of a subsequent series.) ($000's omitted) $0

             List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                     Number of                                 Total Income
                                                      Series          Total Assets             Distributions
                                                     Investing      ($000's omitted)          (000's omitted)
                                                     ---------      ----------------          ---------------
A.       U.S. Treasury direct issue                                 $                         $
                                                     ---------      ----------------          ---------------
B.       U.S. Government agency                                     $                         $
                                                     ---------      ----------------          ---------------
C.       State and municipal tax-free                               $                         $
                                                     ---------      ----------------          ---------------
D.       Public utility debt                                        $                         $
                                                     ---------      ----------------          ---------------
E.       Brokers or dealers debt or debt
         of brokers' or dealers' parent                             $                         $
                                                     ---------      ----------------          ---------------
F.       All other corporate intermediate
         & long-term debt                                           $                         $
                                                     ---------      ----------------          ---------------
G.       All other corporate short-term debt                        $                         $
                                                     ---------      ----------------          ---------------
H.       Equity securities of brokers or dealers
         or parents of brokers or dealers                           $                         $
                                                     ---------      ----------------          ---------------
I.       Investment company equity securities                       $                         $
                                                     ---------      ----------------          ---------------
J.       All other equity securities                         1      $     14,098,671          $
                                                     ---------      ----------------          ---------------
K.       Other securities                                           $                         $
                                                     ---------      ----------------          ---------------
L.       Total assets of all series of registrant            1      $     14,098,671          $
                                                     ---------      ----------------          ---------------



SCREEN NUMBER: 58                 PAGE NUMBER: 50                  SEC2100(5/90)

For period ending 12/31/00
File number 811 4001
If filing more than one Page 50, "X" box: [ ]


128.   [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or
            guaranteed by an entity other than the issuer? (Y/N)                                    N
            [If answer is "N"(No), go to item 131.]

129.   [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current
            period?(Y/N)                                                                            __
            [If answer is "N" (No), go to item 131.]

130.   [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
            insurance or guarantees?(Y/N)                                                           __

131.   [/]  Total expenses incurred by all series of Registrant during the current
            reporting period ($000's omitted)                                                 $184,544

132.   [/]  List the "811"(Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


811-4001       811-         811-            811-           811-
    -------         ------      ------          ------         -------

811-           811-         811-            811-           811-
    -------         ------      ------          ------         -------

811-           811-         811-            811-           811-
    -------         ------      ------          ------         -------

811-           811-         811-            811-           811-
    -------         ------      ------          ------         -------

811-           811-         811-            811-           811-
    -------         ------      ------          ------         -------

811-           811-         811-            811-           811-
    -------         ------      ------          ------         -------

811-           811-         811-            811-           811-
    -------         ------      ------          ------         -------

811-           811-         811-            811-           811-
    -------         ------      ------          ------         -------

811-           811-         811-            811-           811-
    -------         ------      ------          ------         -------




SCREEN NUMBER: 59                 PAGE NUMBER: 51                  SEC2100(5/90)

Signature Page


The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate.

This report is signed on behalf of the registrant (or depositor or trustee).


City of: New York State of: New York            Date: February 27, 2001

Name of Registrant, Depositor, or Trustee:      Metropolitan Life Separate
                                                Account E

---------------------------------               --------------------------------
By (Name and Title):                            Witness (Name and Title):
John Bruins                                     Christopher P. Nicholas
Vice-President and Actuary                      Associate Gen. Counsel
Metropolitan Life                               Metropolitan Life
Insurance Company                               Insurance Company